Securities (Amortized cost and fair value of debt securities by contractrual maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities
Securities available for sale, amortized cost	$ 664,139	$ 607,680
Available-for-sale securities, fair value	675,109
Held-to-maturity Securities
Securities held to maturity, amortized cost	269,783	196,635
Securities held to maturity, fair value	273,671
Debt Securities [Member]
Held-to-maturity Securities
Due in one year or less, amortized cost	10,000
Due after one year through five years, amortized cost	5,000
Due after five years through ten years, amortized cost	60,000
Due after ten years, amortized cost	121,905
Securities held to maturity, amortized cost	196,905
Due in one year or less, fair value	10,002
Due after one year through five years, fair value	5,011
Due after five years through ten years, fair value	60,001
Due after ten years, amortized cost	122,303
Securities held to maturity, fair value	197,317
Residential mortgage-backed securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	23,827	37,658
Securities held to maturity, fair value	25,716
Agency CMOs [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	49,051	45,122
Securities held to maturity, fair value	50,638
Debt Securities [Member]
Available-for-sale Securities
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	19,367
Due after ten years, amortized cost	41,517
Securities available for sale, amortized cost	60,884
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	19,510
Due after ten years, fair value	41,522
Available-for-sale securities, fair value	61,032
Residential mortgage-backed securities [Member]
Available-for-sale Securities
Securities available for sale, amortized cost	55,614	21,087
Available-for-sale securities, fair value	57,210
Agency CMOs [Member]
Available-for-sale Securities
Securities available for sale, amortized cost	547,641	519,167
Available-for-sale securities, fair value	556,867
Private-label CMOs [Member]
Available-for-sale Securities
Securities available for sale, amortized cost		$ 24,974